Revolving Credit (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 17, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Finance costs		$ 471	$ 0
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 50,000
Accordion feature, higher borrowing capacity option	$ 75,000
Maturity term	18 months
Finance costs		$ 105
Revolving Credit Facility | London Interbank Offered Rate LIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.25%
Revolving Credit Facility | London Interbank Offered Rate LIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.25%
Revolving Credit Facility | Standby Fee Interest | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.73125%
Revolving Credit Facility | Standby Fee Interest | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.95625%